Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2014	2013	2012
Derivative liability, opening balance	$244,891	$263,143	$245,983
Change in fair value of options	39,304	(18,252)	17,160
Derivative liability, closing balance	$284,195	$244,891	$263,143